Stockholders' Equity (Restricted Stock or Restricted Units Awards) (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2024	Apr. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Grant Date Fair Value
Number of positions eliminated period percent	81.00%	81.00%
Restricted stock award
Restricted stock and RSU rollforward
Nonvested, Number, Beginning Balance			64,706	34,016	18,732
Granted				36,230	23,888
Vested			(4,595)	(5,540)	(8,604)
Nonvested, Number, Ending Balance			60,111	64,706	34,016
Weighted Average Grant Date Fair Value
Nonvested, Beginning Balance			$ 11.59	$ 22.2	$ 60.75
Granted				6.9	10.5
Vested			54.45	46.2	73.35
Nonvested, Ending Balance			$ 8.32	$ 11.59	$ 22.2
Unrecognized share-based compensation			$ 200,000	$ 400,000
Unrecognized compensation recognition period				2 years 1 month 6 days
Weighted average vesting period (in years)			1 year 3 months 18 days
Restricted stock units
Restricted stock and RSU rollforward
Nonvested, Number, Beginning Balance			95,197	165,912	155,704
Granted				29,732	98,976
Forfeited			(64,892)	(51,366)	(34,333)
Vested			(18,926)	(49,081)	(54,435)
Nonvested, Number, Ending Balance			11,379	95,197	165,912
Weighted Average Grant Date Fair Value
Nonvested, Beginning Balance			$ 18.78	$ 27.6	$ 49.05
Granted				5.13	11.4
Forfeited			18.19	27.22	37.95
Vested			23.26	31.53	44.7
Nonvested, Ending Balance			$ 14.69	$ 18.78	$ 27.6
Unrecognized share-based compensation			$ 38,000	$ 500,000
Unrecognized compensation recognition period				2 years 1 month 6 days
Weighted average vesting period (in years)			1 year 9 months 18 days